DEBT (FY) (Details) - USD ($)		3 Months Ended	5 Months Ended	9 Months Ended
	May 06, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Jul. 31, 2021
Line of Credit Facility [Abstract]
Interest expense			$ 0
Revolving Loan [Member] | Secured Debt [Member]
Line of Credit Facility [Abstract]
Loan commitment	$ 40,000,000		$ 40,000,000		$ 50,000,000
Interest rate	8.00%		8.00%
Maturity date	Jul. 31, 2021		Jul. 31, 2021
Interest expense		$ 0	$ 0	$ 0